Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Pre-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥ 13,574	¥ 32,172	¥ 1,622
Less: Reclassification of realized gains and losses included in net income	(165)	9,890	3,390
Unrealized gains (losses) on cash flow hedges	(119)	48	12
Less: Reclassification of realized gains and losses included in net income	92
Foreign currency translation adjustment	36,447	45,531	(50,795)
Less: Reclassification of realized gains and losses included in net income	9,489	241	5,105
Pension liability adjustment
Actuarial gains (losses) arising during period, net	18,585	(9,172)	(4,209)
Prior service cost arising during period, net	5,235		(122)
Less: Amortization of prior service cost	(2,270)	(2,271)	(2,275)
Less: Curtailment gain	(5,131)
Less: Amortization of actuarial gains and losses	3,058	2,812	2,713
Less: Amortization of transition obligation	125	125	129
Total other comprehensive income (loss)	78,920	79,376	(44,430)
Tax benefit/ (expense)
Unrealized holding gains (losses) on available-for-sale securities	(4,823)	(11,492)	279
Less: Reclassification of realized gains and losses included in net income	81	(3,781)	(1,396)
Unrealized gains (losses) on cash flow hedges	43	(17)	(14)
Less: Reclassification of realized gains and losses included in net income	(33)
Foreign currency translation adjustment	(4,794)	(11,490)	18,713
Less: Reclassification of realized gains and losses included in net income	(3,479)	(86)	(2,021)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(6,656)	3,277	1,463
Prior service cost arising during period, net	(1,874)		50
Less: Amortization of prior service cost	813	813	928
Less: Curtailment gain	1,837
Less: Amortization of actuarial gains and losses	(1,095)	(1,007)	(1,107)
Less: Amortization of transition obligation	(45)	(45)	(53)
Total other comprehensive income (loss)	(20,025)	(23,828)	16,842
Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	8,751	20,680	1,901
Less: Reclassification of realized gains and losses included in net income	(84)	6,109	1,994
Unrealized gains (losses) on cash flow hedges	(76)	31	(2)
Less: Reclassification of realized gains and losses included in net income	59
Foreign currency translation adjustment	31,653	34,041	(32,082)
Less: Reclassification of realized gains and losses included in net income	6,010	155	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	11,929	(5,895)	(2,746)
Prior service cost arising during period, net	3,361		(72)
Less: Amortization of prior service cost	(1,457)	(1,458)	(1,347)
Less: Curtailment gain	(3,294)
Less: Amortization of actuarial gains and losses	1,963	1,805	1,606
Less: Amortization of transition obligation	80	80	76
Total other comprehensive income (loss)	¥ 58,895	¥ 55,548	¥ (27,588)